Operating Segment and Geographical Information - Location of Identifiable Assets Other Than Acquired Intangible Asset and Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($) segment	Dec. 31, 2018 HKD ($)
Segment Reporting Information [Line Items]
Number of geographic reportable segments | segment	3
Consolidated total liabilities	$ 10,748	$ 13,130
Continuing Operations [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	187,707	440,727
Consolidated total liabilities	10,748	9,454
Continuing Operations [Member] | Reportable Geographical Components [Member] | Hong Kong [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	184,061	437,081
Consolidated total liabilities	10,748	9,454
Continuing Operations [Member] | Reportable Geographical Components [Member] | United States [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	$ 3,646	$ 3,646